NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interests
Schedule of information about non-controlling interests

	2020	2021
Non-controlling interests in net assets of subsidiaries:
Telkomsel	17,710	13,663
Mitratel	—	9,455
GSD	233	226
Metra	83	98
Others	114	99
Total	18,140	23,541

	2019	2020	2021
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	8,895	8,849	9,183
Mitratel	—	—	79
GSD	(42)	(13)	(8)
Metra	(56)	(2)	(20)
Others	(5)	4	(12)
Total	8,792	8,838	9,222

Telkomsel
Noncontrolling Interests
Schedule of summarized statements of financial position of subsidiaries

	2020	2021
Current assets	19,488	12,288
Non-current assets	82,699	87,825
Current liabilities	(28,289)	(31,316)
Non-current liabilities	(23,292)	(29,757)
Total equity	50,606	39,040
Attributable to:
Equity holders of parent company	32,896	25,377
Non-controlling interest	17,710	13,663

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

	2019	2020	2021
Revenues	91,093	87,103	87,506
Operating expenses	(54,695)	(55,834)	(52,356)
Other (expense) income – net	(2,321)	451	(1,980)
Profit before income tax	34,077	31,720	33,170
Income tax expense – net	(8,660)	(6,436)	(6,931)
Profit for the year	25,417	25,284	26,239
Other comprehensive loss – net	(415)	(1,054)	(75)
Net comprehensive income for the year	25,002	24,230	26,164

Profit for the year attributable to non-controlling interest	8,895	8,849	9,183
Dividend paid to non-controlling interest	8,490	7,725	13,204

Schedule of summarized statements of cash flows of subsidiaries

	2019	2020	2021
Operating activities	41,515	39,758	40,789
Investing activities	(13,448)	(10,923)	(12,943)
Financing activities	(25,943)	(28,277)	(34,239)
Net increase (decrease) in cash and cash equivalents	2,124	558	(6,393)

Mitratel
Noncontrolling Interests
Schedule of summarized statements of financial position of subsidiaries

2021
Current assets	21,303
Non-current assets	36,396
Current liabilities	(6,480)
Non-current liabilities	(17,605)
Total equity	33,614
Attributable to:
Equity holders of parent company	24,159
Non-controlling interest	9,455

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

2021
Revenues	6,870
Operating expenses	(4,123)
Other income - net	16
Income before finance cost and tax	2,763
Finance income and cost	(836)
Income before final tax expense and income tax expense	1,927
Final tax expense	(308)
Profit before income tax	1,619
Income tax expense - net	(186)
Profit for the year	1,433
Other comprehensive income - net	8
Net comprehensive income for the year	1,441

Attributable to non-controlling interest	79

Schedule of summarized statements of cash flows of subsidiaries

2021
Operating activities	5,363
Investing activities	(12,597)
Financing activities	25,851
Net decrease in cash and cash equivalents	18,617